Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2016
Entity Registrant Name	dei_EntityRegistrantName	TrimTabs ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001604813
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2016
Prospectus Date	rr_ProspectusDate	Sep. 20, 2016
TrimTabs Float Shrink ETF (Prospectus Summary) | TrimTabs Float Shrink ETF | TrimTabs Float Shrink ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTAC